Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2	Summary of Significant Accounting Policies
Basis of presentation
The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”).
Principles of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIE. All significant intercompany transactions and balances have been eliminated upon consolidation.
Use of estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management make about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management base their estimates and judgments on historical information and on various other assumptions that they believe are reasonable under the circumstances. U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to allowance for doubtful accounts, volume rebates, useful lives of property and equipment and intangible assets, valuation of intangible asset acquisition, impairment of long-lived assets, fair value measurements for equity investments without readily determinable fair value, impairment of equity investments, valuation allowance for deferred tax assets, uncertain tax position, fair value change of derivative asset and derivative liability, warranties for private cloud-based services and share-based compensation. These estimates are based on management’s knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.
Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.9618 per US$1.00 on December 31, 201
9
, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
Foreign currency translation
The functional currency of the Company and the Company’s subsidiary outside the PRC are US$. The Company’s PRC subsidiary and VIE adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
. The Company uses RMB as its reporting currency. The consolidated financial statements of the Company are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income
, as a component of shareholders’
equity
.
Transactions in currencies other than the functional currency are remeasured and recorded in the functional currency at the exchange rate prevailing on the transaction date.
Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss during the period or year in which they occur.

Cash and cash equivalents
Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.
Restricted cash
Restricted cash represents cash granted by the government for certain approved technology research and development projects. These cash balances are not available for use until the Company obtain pre-approval
from the government.
Short-term investments
The Company’s short-term investments comprise primarily of bank structured deposits at fixed rates based on the guaranteed interest rate with maturities within twelve months. As of December 31, 2019, there are no short-term investments due to maturity.
Derivative assets
The derivative assets are embedded derivatives separated from the host contract of bank structured deposits. The derivative assets are recorded at fair value. Terms of the derivative assets are related to the gold price index and the assets shall be measured subsequently at fair value. As of December 31, 2019, there are no derivative assets due to maturity of bank structured deposits.
Accounts receivable and allowance for doubtful accounts
Accounts receivable are recorded at the realizable value amount, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded in the period when loss is probable based on many factors, including the age of the balance, the customer’s payment history and credit quality of the customers, current economic trends and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off after all collection efforts have been exhausted.
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the remaining lease term, whichever is shorter. The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years
Office furniture and equipment	3 – 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Expenditures for repair and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the consolidated statements of comprehensive loss.

Intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization. Intangible assets represent purchased computer software. All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:
Computer software, systems and acquired technology

1 – 5 years
Residual values are considered nil.
Impairment of long-lived assets other than goodwill
The Company evaluates long-lived assets, such as property and equipment and purchased intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360,
Property, Plant and Equipment
. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flow the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. No impairment loss was recognized for the years ended December 31, 2017, 2018 and 2019, respectively.
Long-term investments
The Company’s long-term investments consist of equity investments without readily determinable fair value.
Prior to adopting ASC Topic 321,
Investments—Equity Securities
(“ASC 321”) on January 1, 2019, the Company carries at cost its investments in investees which do not have readily determinable fair value and the Company does not have significant influence in accordance with ASC
325-20,
 Investments-Other: Cost Method Investments
. The Company only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment.

The Company regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.
Subsequent to the Company’s adoption of ASC 321 on January 1, 2019, for equity investments without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.
For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company has to recognize an impairment loss in consolidated statements of comprehensive loss equal to the difference between the carrying value and fair value. The impact for the year ended December 31, 2019 was an increase to other income of RMB17,298 (US$2,485) in consolidated statements of comprehensive loss and there was no impact for beginning retained earnings as a result of applying the new accounting standard for certain equity securities, with the impact primarily related to the Company’s equity investment without readily determinable fair value .
Convertible notes
At the commitment date, the fees and expenses associated with the issuance of the convertible notes are recorded as a discount to the debt liability in accordance with ASU
2015-03.
The convertible notes, which is the proceeds net of fees and expenses payable to the creditor and the fair value of the bifurcated derivative, will be accreted to the redemption value on the maturity date using the effective interest method over the estimated life of the debt instrument.
The Company has early adopted ASU
2015-03,
Interest – Imputation of Interest (Subtopic
835-30):
Simplifying the Presentation of Debt Issuance Costs
, and ASU
2017-11,
Accounting for Certain Financial Instruments with Down Round Features.
Accounting for Certain Financial Instruments with Down Round Features. ASU
2015-03
requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. ASU
2017-11
no longer requires the Company to consider down round features when determining whether its embedded Conversion Option is indexed to its own stock.

Value added taxes (“VAT”)
The Company presents VAT assessed by government authorities as reductions of revenues. Pursuant to the PRC tax legislation, VAT is generally imposed in lieu of business tax in the modern service industries, on a nationwide basis. VAT of 6% applies to revenue derived from the provision of certain modern services. The Company is allowed to offset the qualified input VAT paid on taxable purchases against the output VAT chargeable on the modern services provided.
Share split
On March 1, 2017, the board of directors approved a 1 for 10 share split. Share and per share amounts for common shares and contingently redeemable convertible preferred shares disclosed for all prior periods have been retroactively adjusted to reflect the effects of the share split.
Treasury shares
Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method per ASC
505-30
Treasury Stock
. Under this method, repurchase of shares were recorded as treasury shares at historical purchase price. On November 20, 2018, the Board of Directors of the Company approved a plan to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market (the “Repurchase Plan”). As of December 31, 2019, under the Repurchase Plan, the Company had repurchased an aggregate of 920,606 ADSs, representing 613,737 Class A common shares on the open market for a total cash consideration of US$5.91 million.
Revenue recognition
Starting from January 1, 2019, the Company adopted the new revenue guidance ASC Topic 606
Revenue from Contracts with Customers
(“ASC 606”) using the modified retrospective method, which requires the recognition of a cumulative-effect adjustment to retained earnings as of the date of adoption and applies the adoption only to contracts not completed as of January 1, 2019.
Impact on Adoption of New Revenue Guidance
The impact for the year ended December 31, 2019 was an increase to revenue of RMB3,119 (US$448) and the cumulative impact for beginning retained earnings was RMB4,605 as a result of applying the new revenue standard, with the impact primarily related to the Company’s private cloud-based services.
Under ASC 605, the private cloud-based services is recognized pro rata over post-contract-service period. Under ASC 606, the private cloud-based services is recognized at a point in time when the control of service is obtained by the customer represented by the customer acceptance received by the Company.

The effect of the adoption of ASC 606 as of December 31, 2018 was as follows:

	As of December 31, 2018
Consolidated balance sheet	As previously reported	Balances under ASC 606	Effect of change higher/(lower)
	RMB	RMB	RMB
Accounts receivable, net of allowance for doubtful accounts	141,911	143,543	1,632
Prepayments and other current assets	80,578	80,948	370
Deferred revenue and customer deposits	59,483	56,419	(3,064)
Accrued liabilities and other current liabilities	76,666	77,126	460
Accumulated deficit	(348,123)	(343,518)	4,605
The effect of the adoption of ASC 606 for the current year was as follows:

	Year ended December 31, 2019
Consolidated statement of comprehensive loss	Balances under ASC 606 (As reported)		Balances under ASC 605		Effect of change higher/(lower)
	RMB	US$	RMB	US$	RMB	US$
Revenues	906,458	130,205	903,339	129,757	3,119	448
Cost of revenues	(649,596)	(93,309)	(649,487)	(93,293)	(109)	(16)
Net Loss	(109,841)	(15,776)	(112,851)	(16,208)	3,010	432
Net loss per share for class A and class B common shares:
Class A common shares - basic and diluted	(1.43)	(0.21)	(1.47)	(0.21)	0.04	—
Class B common shares - basic and diluted	(1.43)	(0.21)	(1.47)	(0.21)	0.04	—

	As of December 31, 2019
Consolidated balance sheet	Balances under ASC 606 (As reported)		Balances under ASC 605		Effect of change higher/(lower)
	RMB	US$	RMB	US$	RMB	US$
Accounts receivable, net of allowance for doubtful accounts	135,417	19,452	131,088	18,830	4,329	622
Prepayments and other current assets	86,087	12,366	85,494	12,281	593	85
Deferred revenue and customer deposits	(77,561)	(11,141)	(81,053)	(11,643)	(3,492)	(502)
Accrued liabilities and other current liabilities	(96,277)	(13,829)	(95,635)	(13,737)	642	92
Accumulated deficit	(453,359)	(65,121)	(460,974)	(66,215)	7,615	1,094
Accumulated other comprehensive income	6,363	914	6,206	891	157	23
Starting from 2019, the Company has changed the classification of revenue in the consolidated statements of comprehensive loss by reclassifying revenue from developer services and other SaaS products, formerly named as other vertical data solutions, to revenues under SaaS products. The Company generates revenues primarily through targeted marketing, and SaaS products. Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which the Company expects to be entitled to in exchange for those goods or services.

Targeted Marketing
The Company generates targeted marketing revenue by providing targeted marketing solution in the form of integrated marketing campaign to advertiser through the
 XiaoGuoTong
 marketing platform and built upon its multi-dimensional device-level mobile behavioral data or other third-party marketing platforms such as Guangdiantong of Tencent, which is identified as one performance obligation. The ads are displayed on a wide spectrum of reputable publishers, through bidding for ad slots using rates directly negotiated with the various publishers. Moreover, volume rebates to customers under targeted marketing revenue applied on a prospective basis when they recharge their target marketing accounts above a specific threshold are material rights. Such rebates are accounted for as changes in total transaction price and allocated directly to the separate performance obligations.
The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and the pricing. Advertising customers pay for the targeted marketing solutions primarily based on a cost-per-click (CPC)
or cost-per-action (CPA)
basis. Majority of the contract duration is less than one year. For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provided customers with a credit term less than one year. The Company act as the principal in the targeted marketing arrangements under which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed. Revenues are presented net of value-added tax collected on behalf of the government.
SaaS products
The Company generates SaaS products revenue primarily from developer services and other SaaS products. For developer services, there are two types contracts, subscription-based contracts and project-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide push notification or instant messaging (collectively “notification services”), which the Company provides its customers with access to its notification services platform. This enables customers to send notifications and messages to users. The Company generally recognizes revenue ratably over time under the subscription-based contracts as stand-ready obligations, because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term. The Company uses an output method of progress based on fixed contract term as it best depicts the transfer of control to the customer.
The Company primarily enters into project-based contracts with its customers to provide private cloud-based developer services, which are designed to provide customizable services to customers who want a more controlled software environment and more comprehensive technology and customer support. The Company provides its customers one combined performance obligation including customized APP push notification system or instant messaging system and related system training services as both performance obligations are incapable of being distinct because the customer cannot drive economic benefit from the related system training services on its own. Meanwhile, the Company also provides post contract assurance-type maintenance services, which usually have a duration of one year. Under ASC 605, the Company recognizes revenue pro rata over post-contract-service period in accordance with ASC
985-605-25.
Under ASC 606, the Company recognize revenue at the point in time when the system is implemented, and the training service is provided, which is represented by the customer acceptance received by the Company. Meanwhile, the estimated cost of assurance-type maintenance services is accrued as “Costs of revenues”, which is not material.

For other SaaS products, the Company enters into agreements with its customers to provide data analytic solutions and there are three types contracts, subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide customizable service package for a fixed contract term, which allows the customers to subscribe a fixed number of apps to obtain unlimited volume of queries to the Company’s analytic results. The Company generally recognizes revenue ratably over time under the subscription-based contracts, because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term.
The Company primarily enters into project-based contracts with its customers to provide in-depth
analytics services and generate customized reports based on the customers’ specific requirements. The Company recognizes revenue at the point in time when the customized reports are provided.
The Company primarily enters into consumption-based contracts with its customers to process the queries or provide features based on the customers’ requirements. When the Company receives a placed order, it recognizes revenue at a point in time when the queries are processed, or the features are utilized by the customers.
For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provided customers with a credit term under one year. Revenues are presented net of value-added tax collected on behalf of the government.
Other Revenue Recognition related policies
Timing of revenue recognition may differ from the timing of invoicing to customers. Some customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability on the consolidated balance sheet, depending on the relationship between the Company’s performance and the customer’s payment.
Contract assets represent amounts related to the Company’s rights to consideration received for private-cloud-based service and are included in “Prepayments and other assets” on the consolidated balance sheets. Amount of contract assets was not material as of January 1, 2019 and December 31, 2019, respectively.
Contract liabilities are mainly related to fees for services to be provided over the service period, which are presented as “Deferred revenue” on the consolidated balance sheets. Revenue recognized for the year ended December 31, 2019 that was included in contract liabilities as of January 1, 2019 was RMB24,256 (US$3,484).
A summary of contract liabilities is as follow:

	As of January 1, 2019	As of December 31, 2019
	RMB	RMB	US$
Contract liabilities	33,067	39,638	5,694

The increase in contract liabilities was primarily due to an increase of consideration received from the customers. Customer deposits relate to customer’s unused balances that are refundable. Once this balance is utilized by the customer, the corresponding amount would be recognized as revenue.
As of December 31, 2019, the Company’s unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers was RMB21,534 (US$3,093). The Company expects to recognize the majority of its remaining performance obligations as revenue within the next year.
Costs of revenues
Cost of revenues consists primarily of the cost of purchasing ad inventory associated with targeted marketing services, bandwidth cost, staff costs and depreciation of servers used for revenue generating services.
Research and development
Research and development expenses are primarily incurred in the development of new services, new features, and general improvement of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any of the years presented as the Company has not met all of the necessary capitalization requirements.
Advertising expense
s
Advertising expenses, including promotion expenses, are charged to “sales and marketing expenses” as incurred. Advertising expenses amounted to RMB5,277, RMB6,697 and RMB17,311 (US$2,847) for the year
s
ended December 31, 2017, 2018 and 2019, respectively.
Other income
Other income represents government grants and profit-sharing program with Depositary Bank related to ADSs depositary. Government grants are recognized when there is reasonable assurance that the Company will comply with the attached conditions. When the grant relates to an expense item, it is recognized on a systemic basis in the consolidated statement of comprehensive loss over the period necessary to match the grant to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of comprehensive loss in proportion to the depreciation of the related assets. Income from profit- sharing program is recognized as non-current
deferred revenue
 over five-year period as specified in the contract based on certain parameters.
Government grants
Government grants primarily consist of financial grants received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government grants, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating
nature with no further conditions to be met are recorded as
non-operating
income in “Other income” when received. The government grants with certain operating conditions are recorded as “Accrued liabilities and other current liabilities” when received and will be recorded as operating income when the conditions are met.
Operating leases
Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. The Company had no capital leases during the years presented.
Employee defined contribution plan
Full time employees of the Company in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB12,121
,
 RMB17,097
and RMB20,724

(US$2,977) for the years ended December 31, 2017,2018 and 2019, respectively.
Income taxes
The Company accounts for income taxes using the liability approach and recognizes deferred tax assets and liabilities for the expected future consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are recognized on the basis of the temporary differences that exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year end in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized. The Company evaluates the potential for recovery of deferred tax assets by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The components of the deferred tax assets and liabilities are classified as non-current.
The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step
process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.
The Company evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.
The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses during the years presented.
Share-based compensation
In accordance with ASC 718,
Compensation-Stock Compensation,
the Company determines whether an award granted to its employees should be classified and accounted for as a liability award or equity award. The Company’s share-based compensation to its employees which were classified as equity awards were recognized in the consolidated statements of comprehensive loss based on the grant date fair value. The Company’s share-based compensation to its employees which were classified as liability awards were recognized in the consolidated statements of comprehensive loss based on the fair value at each reporting date until settlement. The Company early adopted Accounting Standard Update (“ASU”) ASU
2016-09—
Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting
and elected to account for forfeitures as they occur.
A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.
Fair value measurements
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.
Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level
1-Quoted
prices in active markets for identical assets or liabilities.
Level
2-Observable
inputs other than quoted prices in active markets, quoted prices for identical or similar assets and liabilities in inactive markets or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level
3-Inputs
that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.
The carrying amounts of financial assets and liabilities, such as cash equivalents, restricted cash, accounts receivable, other receivables within prepaid expenses and other current assets, balances with related parties, accounts payable, and other payables with accrued liabilities and other current liabilities, approximate their fair values because of the short maturity of these instruments. The carrying amounts of restricted cash
(non-current)
approximate its fair value since it bears interest rates which approximate market interest rates. The carrying amounts of convertible notes were recognized based on residual proceeds after allocation to the derivative liabilities at fair market value. The estimated fair values of the convertible notes are based on a valuation methodology using market approach since it bears interest rates which approximate market interest rates of issuers of similar credit risk profile.
Comprehensive loss
Comprehensive loss is defined as the increase or decrease in equity of the Company during a year from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income
 of the Company includes the foreign currency translation adjustments.
Loss per share
In accordance with ASC 260,
Earning per Share
, basic loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period using the two-class
method. Under the
two-class
method, net loss is allocated between common shares based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the year ended December 31, 2019, the two-class
method is applicable because the Company has two classes of common shares outstanding, Class A and Class B common shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B common shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, as the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

Diluted loss per share is computed by dividing net loss attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the years. Common equivalent shares consist of the common shares issuable upon the conversion of the Company’s contingently redeemable convertible preferred shares and the convertible senior notes using the if-converted
method and common shares, including partially paid shares, issuable upon the exercise of the share options, using the treasury stock method. Common share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.
Concentration of risks
Concentration of credit risk
Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable.
The Company places its cash and cash equivalents with reputable financial institutions which have high-credit ratings. As of December 31, 201
8
and 201
9
, the aggregate amount of cash and cash equivalents and restricted cash of RMB331,374 and RMB302,236 (US$43,414), respectively, were held at major financial institutions located in the PRC, and US$35,678 and US$18,578 (RMB129,338), respectively, were deposited with major financial institutions located outside the PRC. There has been no recent history of default related to these financial institutions. The Company continues to monitor the financial strength of the financial institutions. The Company manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.
Concentration of suppliers
Approximately 81.3%
,

50.9%
and 57.7%
of advertising costs were paid to three suppliers for the year
s
ended December 31, 2017
,2018
and 201
9
, respectively.
Business and economic risk
The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future consolidated financial position, results of operations or cash flows
:
 changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.
Currency convertibility risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. On June 19, 2010, the PBOC announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The appreciation of the US$ against RMB was approximately 1.87% in 201
9
. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, short-term investments, and accounts payable are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s consolidated revenues, earnings and financial position in US$.
Segment information
The Company’s chief operating decision maker is the Chief Executive Officer, who makes resource allocation decisions and assesses performance based on the consolidated financial results. As a result, the Company has only one reportable segment.
As the Company generates substantially most of its revenues in the PRC, no geographical segments is presented.
Recently issued accounting pronouncements
As a company with less than US$1.07 billion in revenue for the last fiscal year, the
C
ompany qualifies as an “emerging growth company” pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company will take advantage of the extended transition period.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
. This ASU modifies existing guidance for
off-balance
sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities, whilst, lessor accounting is largely unchanged. The amendments in this ASU are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. In July 2018, the FASB issued ASU
No. 2018-11,
Leases (Topic 842): Targeted Improvements (
“ASU
2018-11”
)
, which provides another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. The amendments in this Update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public entities. As an “emerging growth company,” or EGC, the Company has elected to take advantage of the extended transition period provided in the Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards applicable to private companies. In November 2019, the FASB issued ASU
No. 2019-10
Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842)-Effective Dates
. As
Lease (Topic 842)
is already effective for (a) public business entities;
(b) not-for-profit
entities that have issued or are conduit bond obligors for securities that are traded, listed, or quoted on an exchange or an over-the-counter-market;
and (c) employee benefit plans that file or furnish financial statements with or to the SEC, the Board retained the existing effective date for those entities, including small reporting companies. ASU
No. 2019-10
defers the effective date for
Lease (Topic 842)
for all other entities by an additional year. Therefore,
Leases (Topic 842)
is now effective for those entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company currently believes the most significant change will be related to the recognition of right-of-use
assets and lease liabilities on the Company’s balance sheet for certain in-scope
operating leases. The Group does not expect any material impact on net assets and the consolidated statement of comprehensive loss as a result of adopting the new standard.

In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
Subsequently, the FASB issued ASU
2019-05,
Financial Instruments- Credit Losses (Topic 326)
: Targeted Transition Relief and codification improvements to Topic 326 in ASU
2019-04
and ASU
2018-19.
The amendments update guidance on reporting credit losses for financial assets. These amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU are effective for annual reporting periods beginning January 1, 2023 and interim periods beginning January 1, 2023. The Company does not expect any material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
(“ASU
2018-13”),
which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, including, among other changes, the consideration of costs and benefits when evaluating disclosure requirements. For public companies, the amendments are effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements and does not expect any material impact on its consolidated financial statement as a result of adopting new standard.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)
:
Simplifying the Accounting for Income Taxes
. This guidance removes certain exceptions to the general principles in Topic 740 and enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up
in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. This standard is effective for the Company for the annual reporting periods beginning January 1, 2022 and interim periods beginning January 1, 2023. Early adoption is permitted. The Company does not expect any material impact on the Group’s consolidated financial statements.
In January 2020, the FASB issued ASU
2020-01,
Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323)
,
and Derivatives and Hedging
(Topic 815)—Clarifying the Interactions
between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. This standard is effective for the Company beginning January 1, 2022 including interim periods within the fiscal year. Early adoption is permitted. The Group does not expect any material impact on the Company’s consolidated financial statements.